Variable Accumulation DesignSM

A Flexible Premium Variable Universal Life Insurance Policy
Issued by ReliaStar Life Insurance Company
and its
SelectHLife Variable Account

Supplement dated June 2, 2003 to the Prospectus dated May 1, 2003.

This supplement updates certain information contained in your May 1, 2003, prospectus. Please read it carefully and keep it with your prospectus for future reference.
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The Dent asset allocation service is not available through the policy. Therefore, all references in the prospectus to Dent asset allocation are hereby deleted.

126934	June 2003